INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [Abstract]
Finished goods	$ 14,141	$ 23,433
Stockpiled ore	18,155	18,195
Leach pad inventory	171,768	162,335
Materials and supplies	35,354	30,791
Inventories	239,418	234,754
Non-current materials and supplies	(1,848)	(2,006)
Current inventories	237,570	232,748
Inventory write-down	$ 3,297	$ 3,436